S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Samos Energy Acquisition Sponsor, LP [Member]	Jul. 07, 2026 USD ($) shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares | shares	5,000,000	[1]
Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 4,000,000
Securities Issued or to be Issued, Shares | shares	4,000,000	[2]
Repayment of Loans [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Working Capital Loans [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000

[1]	Of the Class B ordinary shares, the non-managing sponsor investors own, indirectly through the purchase of limited partner interests in the sponsor, an aggregate of 2,000,000 Class B ordinary shares, which were purchased by the sponsor for $0.004 per share.
[2]	The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing limited partner interests, an aggregate of 2,500,000 of the 4,000,000 private placement warrants to be purchased by the sponsor ($2,500,000 in the aggregate) at a price of $1.00 per warrant (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.